Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended					8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Numerators:
Allocation of net loss including carrying value to redemption value								$ (10,068,283)
Accretion of carrying value to redemption value	$ 878,570	$ 753,075	$ 1,725,591	$ 447,388	$ 9,616,823			10,472,899
Allocation of net income/(loss)								$ 404,616
Denominators:
Weighted-average shares outstanding (in Shares)	4,983,493			9,775,000		3,886,909	8,031,032	5,452,529
Basic net income/(loss) per share (in Dollars per share)	$ 0.07			$ 0.03		$ 1.04	$ 0.23	$ 0.67
Redeemable Common Share [Member]
Numerators:
Allocation of net loss including carrying value to redemption value								$ (6,805,147)
Accretion of carrying value to redemption value								10,472,899
Allocation of net income/(loss)								$ 3,667,752
Denominators:
Weighted-average shares outstanding (in Shares)								5,452,529
Basic net income/(loss) per share (in Dollars per share)								$ 0.67
Non- Redeemable Common Share [Member]
Numerators:
Allocation of net loss including carrying value to redemption value								$ (3,263,136)
Accretion of carrying value to redemption value
Allocation of net income/(loss)								$ (3,263,136)
Denominators:
Weighted-average shares outstanding (in Shares)								2,614,542
Basic net income/(loss) per share (in Dollars per share)								$ (1.25)